Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets (Parentheticals)	3 Months Ended
Mar. 31, 2022 shares
Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets (Parentheticals) [Line Items]
Redemption of shares	633,792